Debt, Cash and Cash Equivalents - Summary of Changes in Financial Position (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021		Jun. 30, 2021	[1]	Dec. 31, 2020	[1]
Cash and cash equivalents [abstract]
Long-term debt	€ 15,942	€ 17,123
Short-term debt and current portion of long-term debt	3,063	3,183
Interest rate and currency derivatives used to manage debt	198	(56)
Total debt	19,203	20,250
Cash and cash equivalents	(6,899)	(10,098)	[1]	€ (9,722)		€ (13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	(114)	(169)
Net debt	12,190	9,983
Lease liabilities	€ 2,231	€ 2,108

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.